Contents of Significant Accounts - Details of Investments Accounted for Under the Equity Method (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Investments In Associates And Joint Ventures [Line Items]
Amount	$ 264,777	$ 8,905,915	$ 7,796,159	$ 7,847,979
SHANDONG HUAHONG ENERGY INVEST CO., INC. (SHANDONG HUAHONG) [Member]
Investments In Associates And Joint Ventures [Line Items]
Amount		$ 0		0
Percentage of ownership or voting rights, Joint ventures	50.00%	50.00%
WINAICO SOLAR PROJEKT 1 GMBH [Member]
Investments In Associates And Joint Ventures [Line Items]
Amount		$ 0		0
Percentage of ownership or voting rights, Joint ventures	50.00%	50.00%
WINAICO IMMOBILIEN GMBH [Member]
Investments In Associates And Joint Ventures [Line Items]
Amount		$ 0		0
Percentage of ownership or voting rights, Joint ventures	44.78%	44.78%
FARADAY TECHNOLOGY CORP. (FARADAY) [Member]
Investments In Associates And Joint Ventures [Line Items]
Amount		$ 1,671,902		1,659,807
Percentage of ownership or voting rights, Associates	13.78%	13.94%
LIST EARN ENTERPRISE INC. [Member]
Investments In Associates And Joint Ventures [Line Items]
Amount		$ 9,722		0
Percentage of ownership or voting rights, Associates	0.00%	49.00%
MTIC HOLDINGS PTE. LTD. [Member]
Investments In Associates And Joint Ventures [Line Items]
Amount		$ 75,502		50,743
Percentage of ownership or voting rights, Associates	45.44%	45.44%
YUNG LI INVESTMENTS, INC. [Member]
Investments In Associates And Joint Ventures [Line Items]
Amount		$ 174,153		42,144
Percentage of ownership or voting rights, Associates	45.16%	45.16%
UNITECH CAPITAL INC. [Member]
Investments In Associates And Joint Ventures [Line Items]
Amount		$ 531,373		732,267
Percentage of ownership or voting rights, Associates	42.00%	42.00%
TRIKNIGHT CAPITAL CORPORATION [Member]
Investments In Associates And Joint Ventures [Line Items]
Amount		$ 836,752		889,876
Percentage of ownership or voting rights, Associates	40.00%	40.00%
HSUN CHIEH INVESTMENT CO., LTD. [Member]
Investments In Associates And Joint Ventures [Line Items]
Amount		$ 1,249,738		1,600,524
Percentage of ownership or voting rights, Associates	36.49%	36.49%
HSUN CHIEN CAPITAL CORPORATION [Member]
Investments In Associates And Joint Ventures [Line Items]
Amount		$ 0		176,911
Percentage of ownership or voting rights, Associates	30.00%	0.00%
CTC CAPITAL PARTNERS I, L.P. [Member]
Investments In Associates And Joint Ventures [Line Items]
Amount		$ 61,780		32
Percentage of ownership or voting rights, Associates	31.40%	31.40%
YANN YUAN INVESTMENT CO., LTD. [Member]
Investments In Associates And Joint Ventures [Line Items]
Amount		$ 1,679,552		2,027,204
Percentage of ownership or voting rights, Associates	30.87%	31.94%
VSENSE CO., LTD. [Member]
Investments In Associates And Joint Ventures [Line Items]
Amount		$ 85,719		78,294
Percentage of ownership or voting rights, Associates	28.63%	28.63%
UNITED LED CORPORATION HONG KONG LIMITED [Member]
Investments In Associates And Joint Ventures [Line Items]
Amount		$ 252,853		216,707
Percentage of ownership or voting rights, Associates	25.14%	25.14%
CLIENTRON CORP. [Member]
Investments In Associates And Joint Ventures [Line Items]
Amount		$ 235,799		264,545
Percentage of ownership or voting rights, Associates	22.39%	20.28%
TRANSLINK CAPITAL PARTNERS I, L.P. [Member]
Investments In Associates And Joint Ventures [Line Items]
Amount		$ 111,416		108,925
Percentage of ownership or voting rights, Associates	10.38%	10.38%
MEGA MISSION LIMITED PARTNERSHIP (MEGA) [Member]
Investments In Associates And Joint Ventures [Line Items]
Amount		$ 1,823,877		0
Percentage of ownership or voting rights, Associates	0.00%	45.00%
ACHIEVE MADE INTERNATIONAL LTD. [Member]
Investments In Associates And Joint Ventures [Line Items]
Amount		$ 105,777		$ 0
Percentage of ownership or voting rights, Associates	0.00%	23.32%